Subsequent Events - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Half year incentive fee, on New Trading Profits		20.00%
Morgan Stanley Smith Barney TT II, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Half year incentive fee, on New Trading Profits	20.00%